LETTER TO STOCKHOLDERS

We submit herewith the financial statements of the Company for the nine months ended September 30, 2003. Also provided are a schedule of investments and summary financial information.

Net assets of the Company at September 30, 2003 were $13.44 per share on 82,596,050 shares outstanding, compared with $12.12 per share at December 31, 2002 on 84,536,250 shares outstanding. On March 1, 2003, a distribution of $0.05 per share was paid, consisting of $0.03 from 2002 long-term capital gain, $0.01 from 2002 investment income, and $0.01 from 2003 investment income, all taxable in 2003. 2003 investment income dividends of $0.05 per share were paid on June 1, 2003 and September 1, 2003.

Net investment income for the nine months ended September 30, 2003 amounted to $11,145,195, compared with $12,692,865 for the same period in 2002. These earnings are equal to $0.13 and $0.15 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the nine months ended September 30, 2003 amounted to $35,619,618, the equivalent of $0.43 per share.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price,  and the discount/premium to the NAV, at its site on the Internet. The address for the website is www.adamsexpress.com. Also available at the website are a brief history of the Company, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 14 of this report.

On November 1, 2003, the Company is changing its transfer agent to American Stock Transfer & Trust Company. Additional information about this change is contained in the Investor Express newsletter included with the mailing of this report.

The Company is an internally-managed equity fund whose investment policy is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

Douglas G. Ober,

Chairman and

Chief Executive Officer

Joseph M. Truta,

President

October 17, 2003

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

(unaudited)

Assets
Investments* at value:
Common stocks and convertible securities (cost $806,175,002)	$958,503,417
Non-controlled affiliate, Petroleum & Resources Corporation (cost $27,963,162)	42,301,725
Short-term investments (cost $103,024,524)	103,024,524
Securities lending collateral (cost $116,317,433)	116,317,433	$1,220,147,099

Cash		1,533,870
Receivables:
Investment securities sold		3,147,626
Dividends and interest		789,221
Prepaid expenses and other assets		6,877,108

Total Assets		1,232,494,924

Liabilities
Investment securities purchased		3,021,699
Open written option contracts at value (proceeds $927,928)		867,875
Obligations to return securities lending collateral		116,317,433
Accrued expenses		2,557,438

Total Liabilities		122,764,445

Net Assets		$1,109,730,479

Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares; issued and outstanding 82,596,050 shares		$82,596,050
Additional capital surplus		818,445,552
Undistributed net investment income		6,030,949
Undistributed net realized gain on investments		35,930,897
Unrealized appreciation on investments		166,727,031

Net Assets Applicable to Common Stock		$1,109,730,479

Net Asset Value Per Share of Common Stock		$13.44

*See Schedule of Investments on pages 8 through 10.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Nine Months Ended September 30, 2003

(unaudited)

Investment Income
Income:
Dividends:
From unaffiliated issuers	$12,954,940
From non-controlled affiliate	595,799
Interest and other income	1,366,454

Total income	14,917,193

Expenses:
Investment research	1,550,990
Administration and operations	899,926
Directors’ fees	153,500
Reports and stockholder communications	305,361
Transfer agent, registrar and custodian expenses	302,939
Auditing and accounting services	69,011
Legal services	50,618
Occupancy and other office expenses	260,937
Travel, telephone and postage	71,464
Other	107,252

Total expenses	3,771,998

Net Investment Income	11,145,195

Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	35,440,878
Net realized gain distributed by regulated investment company (non-controlled affiliate)	178,740
Change in unrealized appreciation on investments	72,139,493

Net Gain on Investments	107,759,111

Change in Net Assets Resulting from Operations	$118,904,306

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Nine Months Ended September 30, 2003	Year Ended December 31, 2002
	(unaudited)
From Operations:
Net investment income	$11,145,195	$16,738,360
Net realized gain on investments	35,619,618	44,530,335
Change in unrealized appreciation on investments	72,139,493	(330,406,021)

Change in net assets resulting from operations	118,904,306	(269,137,326)

Dividends to Stockholders from:
Net investment income	(9,986,515)	(15,955,830)
Net realized gain from investment transactions	(2,522,494)	(47,121,926)

Decrease in net assets from distributions	(12,509,009)	(63,077,756)

From Capital Share Transactions:
Value of shares issued in payment of exercised options and distributions	—	26,003,033
Cost of shares purchased (Note 4)	(21,474,910)	(37,344,175)

Change in net assets from capital share transactions	(21,474,910)	(11,341,142)

Total Increase (Decrease) in Net Assets	84,920,387	(343,556,224)

Net Assets:
Beginning of period	1,024,810,092	1,368,366,316

End of period (including undistributed net investment income of $6,030,949 and $4,872,269, respectively)	$1,109,730,479	$1,024,810,092

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company’s investment objectives as well as the nature and risk of its investment transactions are set forth in the Company’s registration statement.

Security Valuation — Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company’s policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at September 30, 2003 was $1,053,860,745 and net unrealized appreciation aggregated $167,214,282, of which the related gross unrealized appreciation and depreciation were $333,931,403 and $166,717,121, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company’s capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

Purchases and sales of portfolio securities, other than options and short-term investments, during the nine months ended September 30, 2003 were $135,926,492 and $104,173,148, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of September 30, 2003 can be found on page 11.

Transactions in written covered call and collateralized put options during the nine months ended September 30, 2003 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2002	6,047	$564,056	6,195	$663,944
Options written	6,145	789,001	15,600	1,738,705
Options terminated in closing purchase transactions	(2,550)	(254,971)	(1,100)	(131,579)
Options expired	(5,597)	(557,585)	(14,865)	(1,551,999)
Options exercised	(1,800)	(252,194)	(730)	(79,450)

Options outstanding, September 30, 2003	2,245	$288,307	5,100	$639,621

All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2002, the Company issued 2,426,788 shares of its Common Stock at a price of $10.715 per share (the average market price on December 9, 2002) to stockholders of record on November 25, 2002 who elected to take stock in payment of the distribution from 2002 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2003 and 2002 were as follows:

	Shares		Amount
	Nine months ended September 30, 2003	Year ended December 31, 2002	Nine months ended September 30, 2003	Year ended December 31, 2002
Shares issued in payment of dividends	—	2,426,788	$—	$26,003,033
Shares purchased (at a weighted average discount from net asset value of 11.0% and 10.9%, respectively)	(1,940,200)	(3,123,800)	(21,474,910)	(37,344,175)

Net change	(1,940,200)	(697,012)	$(21,474,910)	$(11,341,142)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

On September 30, 2003, the Company held a total of 2,637,212 shares of its Common Stock at a cost of $29,029,336. The Company held 697,012 shares of its Common Stock at a cost of $7,554,426 on December 31, 2002.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company’s Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. At the beginning of 2003, 259,023 options were outstanding, with a weighted average exercise price of $11.19 per share. During the nine months ended September 30, 2003, the Company granted options including stock appreciation rights for 57,398 shares of Common Stock with a weighted average exercise price of $10.98. During the nine months ended September 30, 2003, stock appreciation rights relating to 43,438 stock option shares were exercised at a weighted average market price of $11.75 per share and the stock options relating to these rights with a weighted average exercise price of $3.02 per share were cancelled. Stock options and stock appreciation rights relating to 43,619 shares, and with a weighted average exercise price of $11.16, were cancelled. At September 30, 2003, there were outstanding exercisable options to purchase 77,111 common shares at $10.83-$19.01 per share (weighted average price of $14.98), and unexercisable options to purchase 152,253 common shares at $4.39-$19.01 per share (weighted average price of $11.47). The weighted average remaining contractual life of outstanding exercisable and unexercisable options is 7.10 years and 6.72 years, respectively. Total compensation expense recognized for the nine months ended September 30, 2003 related to the stock options and stock appreciation rights plan was $(62,005). At September 30, 2003, there were 1,242,752 shares available for future option grants.

5. Retirement Plans

The Company provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last 5 years of employment. The Company’s current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. As of September 30, 2003, the plan assets, consisting of investments in individual stocks, bonds and mutual funds were $9,483,341. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 6.75%, the expected rate of annual salary increases was 7.0%, and the long-term expected rate of return on plan assets was 8.0%. The projected benefit obligation as of September 30, 2003 was $6,093,259. Prepaid pension cost included in other assets at September 30, 2003 was $5,824,758.

In addition, the Company has a nonqualified benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Company does not provide postretirement medical benefits.

6. Expenses

The cumulative amount of accrued expenses at September 30, 2003 for employees and former employees of the Company was $2,432,910. Aggregate remuneration paid or accrued during the nine months ended September 30, 2003 to key employees and directors amounted to $1,172,488.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2003, the Company had securities on loan of $111,001,781 and held collateral of $116,317,433, consisting of repurchase agreements and a certificate of deposit.

FINANCIAL HIGHLIGHTS

	Nine Months Ended
	(unaudited)
	Sept. 30, 2003		Sept. 30, 2002		Year Ended December 31
					2002	2001	2000	1999	1998
Per Share Operating Performance*

Net asset value, beginning of period	$12.12		$16.05		$16.05	$23.72	$26.85	$21.69	$19.01

Net investment income	0.13		0.15		0.20	0.26	0.26	0.25	0.30

Net realized gains and change in unrealized appreciation	1.31		(4.11)		(3.38)	(6.21)	(1.51)	6.71	3.90

Total from investment operations	1.44		(3.96)		(3.18)	(5.95)	(1.25)	6.96	4.20

Less distributions

Dividends from net investment income	(0.12)		(0.18)		(0.19)	(0.26)	(0.22)	(0.26)	(0.30)

Distributions from net realized gains	(0.03)		(0.06)		(0.57)	(1.39)	(1.63)	(1.37)	(1.10)

Total distributions	(0.15)		(0.24)		(0.76)	(1.65)	(1.85)	(1.63)	(1.40)

Capital share repurchases	0.03		0.04		0.05	0.04	0.10	—	—

Reinvestment of distributions	—		—		(0.04)	(0.11)	(0.13)	(0.17)	(0.12)

Total capital share transactions	0.03		0.04		0.01	(0.07)	(0.03)	(0.17)	(0.12)

Net asset value, end of period	$13.44		$11.89		$12.12	$16.05	$23.72	$26.85	$21.69

Per share market price, end of period	$11.83		$10.28		$10.57	$14.22	$21.00	$22.38	$17.75

Total Investment Return

Based on market price	13.4%		(26.4)%		(20.6)%	(24.7)%	1.7%	36.1%	19.3%

Based on net asset value	12.4%		(24.5)%		(19.4)%	(24.7)%	(4.3)%	33.6%	23.7%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$1,109,730		$984,612		$1,024,810	$1,368,366	$1,951,563	$2,170,802	$1,688,080

Ratio of expenses to average net assets	0.48%	†	0.31%	†	0.34%	0.19%	0.24%	0.32%	0.22%

Ratio of net investment income to average net assets	1.42%	†	1.38%	†	1.42%	1.33%	0.97%	1.06%	1.48%

Portfolio turnover	15.17%	†	16.12%	†	17.93%	19.15%	12.74%	15.94%	22.65%

Number of shares outstanding at end of period (in 000’s)*	82,596		82,788		84,536	85,233	82,292	80,842	77,815

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000. Certain prior year amounts have been reclassified to conform to current year presentation.

†  Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

September 30, 2003

(unaudited)

	Prin. Amt. or Shares	Value (A)
Stocks and Convertible Securities — 90.2% Consumer — 12.6%
Consumer Discretionary — 5.7%
BJ’s Wholesale Club, Inc. (B)(D)	500,000	$9,685,000
Black & Decker Corp.	300,000	12,165,000
Brinker International Inc. (B)	515,000	17,180,400
Gannett Co., Inc.	87,500	6,786,500
Target Corp.	460,000	17,309,800

		63,126,700

Consumer Staples — 6.9%
Coca-Cola Co.	200,000	8,592,000
Dean Foods Co. (B)(D)	562,500	17,454,375
Hershey Foods Corp.	70,000	5,087,600
PepsiCo, Inc.	440,000	20,165,200
Procter & Gamble Co.	170,000	15,779,400
Safeway, Inc. (B)(D)	423,000	9,703,620

		76,782,195

Energy — 7.1%
BP plc ADR (D)	270,000	11,367,001
ConocoPhillips	200,000	10,950,000
Exxon Mobil Corp.	130,000	4,758,000
Petroleum & Resources Corporation (C)	1,985,996	42,301,725
Schlumberger Ltd. (D)	190,000	9,196,000

		78,572,726

Financials — 17.0%
Banking — 10.8%
Bank of America Corp.	175,000	13,657,000
BankNorth Group, Inc.	474,000	13,376,280
Compass Bancshares Inc.	280,000	9,682,400
Fifth Third Bancorp	155,000	8,597,850
Investors Financial Services Corp. (D)	520,000	16,328,000
Provident Bankshares Corp.	335,021	9,464,356
Wachovia Corp.	380,000	15,652,200
Wells Fargo & Co.	400,000	20,600,000
Wilmington Trust Corp.	420,000	12,919,200

		120,277,286

Insurance — 6.2%
AMBAC Financial Group, Inc.	400,000	25,600,000
American International Group, Inc. (D)	738,675	42,621,549

		68,221,549

	Prin. Amt. or Shares	Value (A)

Health Care — 13.7%
Abbott Laboratories	350,000	$14,892,500
Affymetrix Inc. (B)(D)	210,000	4,407,900
Bristol-Myers Squibb Co.	345,000	8,852,700
Enzon Pharmaceuticals, Inc. (B)(D)	100,000	1,164,000
Genentech, Inc. (B)(D)	145,000	11,620,300
HCA Inc. (D)	450,000	16,587,000
Johnson & Johnson	360,000	17,827,200
Laboratory Corp. of America Holdings (B)(D)	420,000	12,054,000
Lilly (Eli) & Co. (D)	30,000	1,782,000
Medtronic Inc.	225,000	10,557,000
Pfizer Inc.	1,100,000	33,418,000
Wyeth Co.	300,000	13,830,000
Zimmer Holdings Inc. (B)(D)	90,000	4,959,000

		151,951,600

Industrials — 11.4%
Canadian National Railway Co. (D)	170,000	8,843,400
Donnelley (R.R.) & Sons Co.	500,000	12,435,000
General Electric Co.	1,112,700	33,169,587
Ingersoll-Rand Co. Ltd.	250,000	13,360,000
Parker-Hannifin Corp.	275,000	12,292,500
3M Co. (D)	200,000	13,814,000
United Parcel Service, Inc. (D)	80,000	5,104,000
United Technologies Corp. (D)	355,000	27,434,400

		126,452,887

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2003

(unaudited)

	Prin. Amt. or Shares	Value (A)
Information Technology — 13.3%
Communication Equipment — 1.9%
Corning Inc. (B)(D)	1,170,000	$11,021,400
Lucent Technologies Inc. (B)(D)	400,000	864,000
Nokia Corp. ADR (D)	600,000	9,360,000

		21,245,400

Computer Related — 9.4%
BEA Systems Inc. (B)(D)	740,000	8,917,000
BMC Software Inc. (B)(D)	310,000	4,318,300
Cisco Systems, Inc. (B)(D)	1,425,000	27,844,500
Dell Inc. (B)	80,000	2,671,200
DiamondCluster International Inc. (B)(D)	497,500	3,368,075
Microsoft Corp.	800,000	22,232,000
Oracle Corp. (B)	880,000	9,873,600
Sapient Corp. (B)	1,150,000	4,128,500
Siebel Systems Inc. (B)(D)	770,000	7,484,400
Sun Microsystems Inc. (B)	515,000	1,704,650
Symantec Corp. 3.00% Conv. Sub. Notes due 2006 (E)	$500,000	947,500
Symantec Corp. (B)(D)	175,000	11,028,500

		104,518,225

Electronics — 2.0%
Intel Corp.	385,000	10,591,350
Solectron Corp. (B)(D)	2,000,000	11,700,000

		22,291,350

	Prin. Amt. or Shares	Value (A)
Materials — 1.8%
Albemarle Corp. (D)	225,400	$6,187,230
Rohm & Haas Co. (D)	400,000	13,380,000

		19,567,230

Telecom Services — 4.4%
Alltel Corp.	350,000	16,219,000
BellSouth Corp.	415,000	9,827,200
SBC Communications Inc.	595,000	13,238,750
Vodafone Group plc ADS (D)	492,614	9,975,424

		49,260,374

Utilities — 8.9%
Black Hills Corp.	374,500	11,557,070
CINergy Corp. (D)	440,000	16,148,000
Duke Energy Corp. 8.25% Conv. Pfd. due 2004 (D)	400,000	5,224,000
Duke Energy Corp. (D)	355,000	6,322,550
Keyspan Corp.	400,000	14,032,000
MDU Resources Group, Inc.	450,000	15,201,000
Philadelphia Suburban Corp.	875,000	21,070,000
TECO Energy, Inc. (D)	650,000	8,983,000

		98,537,620

Total Stocks and Convertible Securities (Cost $834,138,164) (F)		1,000,805,142

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2003

(unaudited)

	Prin. Amt.	Value (A)
Short-Term Investments — 9.3%
U.S. Government Obligations — 3.1%
U.S. Treasury Bills, 0.82%, due 11/20/03	$35,000,000	$34,956,250

Certificates of Deposit — 0.5%
Mercantile-Safe Deposit & Trust Co., 0.80%, due 10/14/03	5,000,000	5,000,000

Commercial Paper — 5.7%
American General Finance Corp., 1.05%, due 10/21/03-11/13/03	10,475,000	10,463,774
ChevronTexaco Funding Corp., 1.02-1.03%, due 10/2/03-10/28/03	11,335,000	11,330,326
Chevron UK, 1.04%, due 10/9/03	2,575,000	2,574,405
Coca-Cola Enterprises, Inc., 1.03%, due 10/9/03	6,000,000	5,998,627
GMAC MINT, 1.07%, due 10/16/03	5,000,000	4,997,771
General Electric Capital Corp., 1.04-1.06%, due 10/7/03-11/6/03	13,725,000	13,714,733
Gillette Co., 0.99%, due 10/28/03	5,000,000	4,996,288
Toyota Motor Credit Corp., 1.02%, due 10/31/03	9,000,000	8,992,350

		63,068,274

Total Short-Term Investments (Cost $103,024,524)		103,024,524

Investments of Proceeds from Security Lending — 10.5%
Repurchase Agreements
CS First Boston, 1.17%, due 10/1/03		37,445,370
Countrywide Securities Corp., 1.27%, due 10/1/03		6,986,480
Goldman Sachs & Co., 1.24%, due 10/1/03		3,594,241
Morgan Stanley & Co., Inc., 1.13%, due 10/1/03		3,618,430

Value (A)
Certificates of Deposit
Citibank NA, 1.09%, due 11/25/03	$5,005,299
Toronto Dominion Yankee, 1.12%, due 1/5/04	700,588
Commercial Paper
ABSC Capital Corp., 1.09%, due 10/14/03	4,997,860
Bryant Park Funding LLC, 1.07%, due 10/17/03	4,997,475
CRC Funding LLC, 1.06%, due 10/20/03	4,996,970
Galaxy Funding Inc., 1.10%, due 11/25/03	4,991,465
General Electric Capital Corp., 1.07%, due 11/7/03	4,994,460
Grampian Funding LTD, 1.09%, due 11/25/03	4,991,775
Preferred Receivable Funding Corp., 1.05%, due 10/6/03	4,999,271
Sheffield Receivables Corp., 1.06%, due 10/6/03	4,999,264
Tulip Funding, 1.09%, due 12/4/03	4,990,055
Miscellaneous
Caisse National Des Caisse, d’Epargne PA, Time Deposit, 1.05%, due 11/12/03	3,007,175
Federal National Mortgage Assn., Agency Discount Note, 1.06%, due 10/29/03	4,995,000
Wachovia Credit Card Master Trust, ABS, 1.27%, due 3/15/04	6,006,255

Total Investments of Proceeds from Security Lending (Cost $116,317,433)	116,317,433

Total Investments — 110.0% (Cost $1,053,480,121)	1,220,147,099
Cash, receivables and other assets, less liabilities — (10.0)%	(110,416,620)

Net Assets — 100.0%	$1,109,730,479

Notes:

(A)	See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ, except restricted securities.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Some or all of these securities are on loan. See note 7 to financial statements.
(E)	Restricted security (Symantec Corp. 3.00% Conv. Sub. Notes due 2006 acquired 10/18/01, cost $500,000).
(F)	The aggregate market value of stocks held in escrow at September 30, 2003 covering open call option contracts written was $12,709,150. In addition, the aggregate market value of securities segregated by the custodian required to collateralize open put option contracts written was $23,687,500.

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

September 30, 2003

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Appreciation/ (Depreciation)

COVERED CALLS
250	American International Group, Inc.	$ 100	Jan	04	$26,249
150	Intel Corp.	25	Jan	04	(45,601)
45	Investors Financial Services Corp.	35	Oct	03	3,195
250	Johnson & Johnson	65	Oct	03	28,999
250	Nokia Corp.	20	Jan	04	20,624
100	Procter & Gamble Co.	100	Oct	03	9,500
200	Symantec Corp.	55	Oct	03	(131,901)
100	Symantec Corp.	60	Jan	04	(62,801)
200	3M Co.	75	Oct	03	9,499
200	3M Co.	75	Jan	04	(5,001)
100	United Technologies Corp.	75	Jan	04	(24,502)
150	United Technologies Corp.	80	Jan	04	(18,001)
150	United Technologies Corp.	85	Feb	04	(6,676)
100	Wachovia Corp.	42.50	Oct	03	5,600

2,245					(190,817)

COLLATERALIZED PUTS
100	Albemarle Corp.	22.50	Dec	03	7,100
100	Bank of America Corp.	75	Oct	03	4,700
150	Bank of America Corp.	70	Nov	03	7,574
100	Bank of America Corp.	75	Nov	03	99
100	Bank of America Corp.	65	Jan	04	5,699
100	Bank of America Corp.	70	Jan	04	3,049
100	Bank of America Corp.	75	Jan	04	(5,401)
250	ConocoPhilips	45	Nov	03	25,249
100	ConocoPhilips	50	Nov	03	6,999
150	Dell Inc.	32.50	Jan	04	(3,451)
150	Dell Inc.	30	Feb	04	(3,451)
200	Fifth Third Bancorp	40	Nov	03	16,449
150	Fifth Third Bancorp	45	Jan	04	6,824
100	Fifth Third Bancorp	50	Jan	04	9,074
250	Gannett Co., Inc.	55	Oct	03	23,749
100	Gannett Co., Inc.	60	Oct	03	17,600
100	Gannett Co., Inc.	65	Oct	03	15,849
100	Gannett Co., Inc.	70	Oct	03	20,499
250	Gannett Co., Inc.	65	Jan	04	17,748
250	Investors Financial Services Corp.	20	Oct	03	18,224
250	Johnson & Johnson	45	Jan	04	9,373
250	Medtronic Inc.	42.50	Nov	03	12,799
100	Medtronic Inc.	47.50	Nov	03	(8,901)
250	Medtronic Inc.	45	Jan	04	(10,002)
250	Microsoft Corp.	22.50	Oct	03	28,749
250	Parker-Hannifin Corp.	40	Feb	04	(13,876)
200	Parker-Hannifin Corp.	45	Nov	03	(24,601)
150	Schlumberger Ltd.	40	Nov	03	9,899
100	United Parcel Service, Inc.	45	Oct	03	12,000
150	Wyeth Co.	35	Oct	03	15,749
250	Zimmer Holdings Inc.	40	Dec	03	25,498

5,100					250,870

					$60,053

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended September 30, 2003

(unaudited)

	Shares
	Additions		Reductions	Held September 30, 2003
Bank of America Corp.	175,000			175,000
Compass Bancshares Inc.	70,000			280,000
Dell Inc.	80,000			80,000
Fifth Third Bancorp	55,000			155,000
Laboratory Corp. of America Holdings	85,000			420,000
Medtronic Inc.	225,000			225,000
Microsoft Corp.	15,000			800,000
Parker-Hannifin Corp.	275,000			275,000
Pfizer Inc.	99,040			1,100,000
Schlumberger Ltd.	120,000			190,000
3M Co.	100,000	(1)	35,000	200,000
Zimmer Holdings Inc.	90,000			90,000
American International Group, Inc.			25,000	738,675
Boeing Co.			300,000	—
Cisco Systems, Inc.			330,000	1,425,000
Federal Home Loan Mortgage Corp.			160,000	—
Genentech, Inc.			80,000	145,000
General Electric Co.			64,800	1,112,700
GlaxoSmithKline plc ADR			175,000	—
Intel Corp.			125,000	385,000
Lilly (Eli) & Co.			30,000	30,000
Nokia Corp. ADR			40,000	600,000
Northwestern Corp.			41,800	—
Symantec Corp.			25,000	175,000
United Technologies Corp.			25,000	355,000

(1) By stock split

HISTORICAL FINANCIAL STATISTICS

December 31	Value of Net Assets	Shares Outstanding*	Net Asset Value per Share*	Dividends from Net Investment Income per Share*	Distributions from Net Realized Gains per Share*
1993	$840,610,252	63,746,498	$13.19	$.30	$.79
1994	798,297,600	66,584,985	11.99	.33	.73
1995	986,230,914	69,248,276	14.24	.35	.76
1996	1,138,760,396	72,054,792	15.80	.35	.80
1997	1,424,170,425	74,923,859	19.01	.29	1.01
1998	1,688,080,336	77,814,977	21.69	.30	1.10
1999	2,170,801,875	80,842,241	26.85	.26	1.37
2000	1,951,562,978	82,292,262	23.72	.22	1.63
2001	1,368,366,316	85,233,262	16.05	.26	1.39
2002	1,024,810,092	84,536,250	12.12	.19	.57
September 30, 2003 (unaudited)	1,109,730,479	82,596,050	13.44	.12	.03

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.

Common Stock

Listed on the New York Stock Exchange

and the Pacific Exchange

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900 or (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke L.L.P.

Independent Auditors: PricewaterhouseCoopers LLP

Transfer Agent, Registrar & Custodian of Securities: The Bank of New York

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

SHAREHOLDER INFORMATION AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Company presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

BuyDIRECTSM*

BuyDIRECT is a direct purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, The Bank of New York. The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment	$7.50
A one-time fee for new accounts who are not currently registered holders.

Optional Cash Investments
Service Fee	$2.50 per investment
Brokerage Commission	$0.05 per share
Reinvestment of Dividends**
Service Fee	10% of amount invested
(maximum of $2.50 per investment)
Brokerage Commission	$0.05 per share
Sale of Shares
Service Fee	$10.00
Brokerage Commission	$0.05 per share
Deposit of Certificates for safekeeping	Included
Book to Book Transfers	Included
To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments
Initial minimum investment (non-holders)	$500.00
Minimum optional investment (existing holders)	$50.00
Electronic Funds Transfer (monthly minimum)	$50.00
Maximum per transaction	$25,000.00
Maximum per year	NONE

A brochure which further details the benefits and features of BuyDIRECT as well as an enrollment form may be obtained by contacting The Bank of New York.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in “street” name, The Bank of New York’s Dividend Reinvestment Plan remains available through many registered investment security dealers. If your shares are currently held in a “street” name or brokerage account, please contact your broker for details about how you can participate in the Plan or contact The Bank of New York about the BuyDIRECT Plan.

On November 1, 2003, the Company is changing its transfer agent to American Stock Transfer & Trust Company. A description of the new services available through American Stock Transfer & Trust Company will be provided to shareholders after the transition is completed.

The Company

The Adams Express Company

Lawrence L. Hooper, Jr.

Vice President, Secretary and General Counsel

Seven St. Paul Street, Suite 1140

Baltimore, MD 21202

(800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

The Transfer Agent

The Bank of New York

Address Shareholder Inquiries to:

Shareholder Relations Department

P.O. Box 11258 Church Street Station

New York, NY 10286

(877) 260-8188

Website: www.stockbny.com

E-mail: Shareowners@bankofny.com

Send Certificates for Transfer

and Address Changes to:

Receive and Deliver Department

P.O. Box 11002 Church Street Station

New York, NY 10286

*BuyDIRECT is a service mark of The Bank of New York.

**The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There would be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [2,4]	Douglas G. Ober [1]
Daniel E. Emerson [1,3]	Landon Peters [2,3]
Edward J. Kelly, III [1,4]	John J. Roberts [1,2]
Thomas H. Lenagh [1,4]	Susan C. Schwab [1,3]
W.D. MacCallan [3,4]	Robert J.M. Wilson [1,3]
W. Perry Neff [2,4]

1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
Joseph M. Truta	President
Stephen E. Kohler	Vice President—Research
Lawrence L. Hooper, Jr.	Vice President, Secretary and General Counsel
Maureen A. Jones	Vice President and Chief Financial Officer
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (9/30/03)	$11.83
Net Asset Value (9/30/03)	$13.44
Discount:	12.0%

New	York Stock Exchange and Pacific Exchange ticker symbol: ADX

NASDAQ Mutual Fund Quotation Symbol: XADEX

Newspaper	stock listings are generally under the abbreviation: AdaEx

Distributions in 2003

From Investment Income	$0.12
From Net Realized Gains	0.03

Total	$0.15

2003 Dividend Payment Dates

March 1, 2003

June 1, 2003

September 1, 2003

December 27, 2003*

*Anticipated

THIRD QUARTER REPORT

September 30, 2003